UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vegasoul Capital Management (Asia) Limited

Address:   Level 21, The Centre, 99 Queen's Road Central, Hong Kong SAR


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Wong Chong Yau Runme
Title:  Director
Phone:  HK +852-3114-6311

Signature,  Place,  and  Date  of  Signing:

/s/ Wong Chong Yau Runme           Hong Kong SAR                      2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $       18,407
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Total System Services Inc        COM              891906109      931   47,600 SH       SOLE       N/A      47,600      0    0
SYNOVUS FINANCIAL CORP           COM              87161C105       20   14,400 SH       SOLE       N/A      14,400      0    0
INTL BUSINESS MACHINES CORP      COM              459200101      864    4,700 SH       SOLE       N/A       4,700      0    0
CADENCE DESIGN SYS INC           NOTE  1.375%12/1 127387108      173   16,600 SH       SOLE       N/A      16,600      0    0
BOSTON PROPERTIES INC            COM              101121101      747    7,500 SH       SOLE       N/A       7,500      0    0
WHOLE FOODS MARKET INC           COM              966837106      898   12,900 SH       SOLE       N/A      12,900      0    0
THERMO FISHER SCIENTIFIC INC CMN COM              883556102    1,250   27,800 SH       SOLE       N/A      27,800      0    0
RF MICRO DEVICES INC             NOTE  0.750% 4/1 749941100      105   19,400 SH       SOLE       N/A      19,400      0    0
Tesoro Petroleum Corp            COM              881609101      533   22,800 SH       SOLE       N/A      22,800      0    0
Iron Mountain Inc                COM              462846106    1,038   33,700 SH       SOLE       N/A      33,700      0    0
RALPH LAUREN CORP                CL A             751212101      732    5,300 SH       SOLE       N/A       5,300      0    0
ALTERA CORP CMN                  COM              021441100      790   21,300 SH       SOLE       N/A      21,300      0    0
VF CORP CMN                      COM              918204108      838    6,600 SH       SOLE       N/A       6,600      0    0
NORFOLK SOUTHERN CORPORATION CMN COM              655844108      940   12,900 SH       SOLE       N/A      12,900      0    0
Google Inc                       CL A             38259P508      646    1,000 SH       SOLE       N/A       1,000      0    0
SPRINT CORP                      COM SER 1        852061100       28   12,000 SH       SOLE       N/A      12,000      0    0
LEUCADIA NATIONAL CORP           NOTE  3.750% 4/1 527288104      232   10,200 SH       SOLE       N/A      10,200      0    0
PUBLIC SERVICE ENTERPRISE GP     COM              744573106    1,459   44,200 SH       SOLE       N/A      44,200      0    0
RANGE RESOURCES CORP             COM              75281A109      514    8,300 SH       SOLE       N/A       8,300      0    0
CF INDUSTRIES HOLDINGS INC       COM              125269100      203    1,400 SH       SOLE       N/A       1,400      0    0
CME GROUP INC                    COM              12572Q105    1,462    6,000 SH       SOLE       N/A       6,000      0    0
BOSTON SCIENTIFIC CORP           COM              101137107       76   14,200 SH       SOLE       N/A      14,200      0    0
Nordstrom Inc                    COM              655664100      850   17,100 SH       SOLE       N/A      17,100      0    0
Chico's                          COM              168615102      127   11,400 SH       SOLE       N/A      11,400      0    0
HARLEY-DAVIDSON INC              COM              412822108    1,151   29,600 SH       SOLE       N/A      29,600      0    0
Coca Cola                        COM              191216100      210    3,000 SH       SOLE       N/A       3,000      0    0
Big Lots  Inc.                   COM              089302103      933   24,700 SH       SOLE       N/A      24,700      0    0
Eqt Corp                         COM              26884L109      657   12,000 SH       SOLE       N/A      12,000      0    0


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